Subsequent Events	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Events

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions occurred after the unaudited consolidated condensed balance sheet date and up to the date the unaudited consolidated condensed interim financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited consolidated condensed financial statements.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transaction that occurred up to the date the financial statements were issued. Other than as described and disclosed in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Southland Holdings Llc [Member]
Subsequent Events

22.	Subsequent Events

On May 25, 2022, Legato Merger Corp. II, a Delaware corporation, Legato Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Legato, and Southland Holdings LLC, a Texas limited liability company, entered into an Agreement and Plan of Merger (the “Merger Agreement”).

Pursuant to the Merger Agreement, upon the closing of the transactions contemplated by the Merger Agreement, Legato Merger Sub Inc. will merge with and into Southland (the “Merger”), with Southland being the surviving entity of the Merger, and becoming a wholly-owned subsidiary of Legato Merger Corp. II. In connection therewith, the members of Southland will receive shares of common stock, par value $0.0001 per share, of Legato Merger Corp. II and cash in exchange for all the outstanding limited liability company membership interest of Southland.

Our revolving credit agreement was upsized to $75.0 million on June 2, 2022. As of June 30, 2022, the revolving credit facility agreement bears interest on drawn balances at 1-month SOFR, subject to a floor of 0.90%, plus an applicable margin rate of 2.10%. Prior to the upsize, our revolving credit agreement bore interest on drawn balances at 1-month LIBOR, subject to a floor of 1.00%. As of June 30, 2022, $75.0 million was drawn on the revolver. As of June 30, 2022, we did not have any amount available.

Southland Holding Llc [Member]
Subsequent Events

10.	Subsequent Events

We evaluated subsequent events through September 12, 2022, the date the financial statements were made available to be issued and determined that there have been no events that have occurred that would require adjustments to our disclosures in the financial statements.